Fees Summary	Nov. 05, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $3,075,000.
Narrative - Max Aggregate Offering Price	$ 3,075,000